Related Party Transactions	9 Months Ended
Jul. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
4.	Related Party Transactions

a.	Compensation to key management personnel

(i)	The compensation to key management personnel for services they provide to the Company is as follows:

	Three months ended	Three months ended	Nine months ended	Nine months ended
	July 31,	July 31,	July 31,	July 31,
	2025	2024	2025	2024
Officers:
Consulting fees	$87,496	$86,792	$256,053	$335,066
Share based compensation	-	103,977	117,902	251,717
	$87,496	$190,769	$373,955	$586,783
Directors:
Directors’ fees	$69,663	$88,538	$245,996	$274,063
Share based compensation	-	105,957	195,101	352,879
	$69,663	$194,495	$441,097	$626,942

(ii)	Balances with related parties

	July 31,	October 31,
	2025	2024
Amounts owed to officers	$29,948	$29,498
Amounts owed to directors	19,872	19,464
	$49,820	$48,962

b.

On March 7, 2022, the Company signed an agreement with SciSparc Ltd (“SciSparc”), pursuant to which the Company and SciSparc agreed to cooperate in conducting a feasibility study using certain molecules developed by each party (the “Cooperation Agreement”). Certain of the Company’s officers and directors currently operate, manage or are engaged as officers and/or directors of SciSparc.

In June 2023, the Company entered into a research agreement with the Hebrew University of Jerusalem to evaluate SciSparc’s and the Company’s combination treatment for obesity and metabolic syndrome.

To date, the collaboration has resulted in the filing of nine patent applications. To the extent the parties determine to proceed to a commercial cooperation, they may enter into a joint venture by the parties share the economics and rights on a 50%-50% basis. To date, no determination has been made to pursue the joint venture as the development of the project remains at a very early stage.

For the three and nine months ended July 31, 2025, the Company incurred research and development expenses conducted within the framework of the Cooperation Agreement in the amount of $39,270 and $85,779, respectively (three and nine months ended July 31, 2024- $4,080 and $26,888 respectively). As of July 31, 2025, $174,043 is owed to the Company by SciSparc (October 31, 2024 - $131,839 owed to the Company).

c.	On June 13, 2024, the Company entered into an agreement with SciSparc for the lease of office space in Tel Aviv, Israel, having a total area of approximately 386 square meters. The Company occupies approximately 193 square meters of the space for its offices. The rental period is from April 1, 2024 to March 31, 2026. The Company’s base rent was ILS 12,500 per month (approximately $3,400) during the term of the lease. The lease liability was discounted using the Company’s estimated incremental annual borrowing rate of 10%.